Debt and Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2020
Designated | Interest rate swaps
Debt Instrument [Line Items]
Estimated amount to be reclassified from AOCI to interest expense			$ 4,424
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Principal amortization per year		$ 450,000
TMCL VII 2020-1 Bonds | Minimum
Debt Instrument [Line Items]
Expected payment term		8 years 9 months 18 days
TMCL VII 2020-1 Bonds | Maximum
Debt Instrument [Line Items]
Expected payment term		25 years
TMCL VII 2020-1 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 380,800
TMCL VII 2020-1 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued		$ 69,200
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Principal amortization per year	$ 607,800
TMCL VII 2020-2 Bonds | Minimum
Debt Instrument [Line Items]
Expected payment term	9 years 9 months 18 days
TMCL VII 2020-2 Bonds | Maximum
Debt Instrument [Line Items]
Expected payment term	25 years
TMCL VII 2020-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	$ 531,600		531,600
TMCL VII 2020-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	76,200		76,200
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Principal amortization per year	$ 221,000
TMCL VII 2020-3 Bonds | Minimum
Debt Instrument [Line Items]
Expected payment term	7 years 6 months
TMCL VII 2020-3 Bonds | Maximum
Debt Instrument [Line Items]
Expected payment term	25 years
TMCL VII 2020-3 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	$ 213,000		213,000
TMCL VII 2020-3 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued	$ 8,000		$ 8,000